Derivative Financial Instruments - Amounts Related to Cash Flow Hedges (Details) - Interest Rate Contracts - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Cash Flow Hedges | Interest Expense
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Pre-tax gain (loss) reclassified from AOCI into expense		$ (49)		$ (12)	$ (36)
Cash Flow Hedges | Other Expense
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Pre-tax gain (loss) reclassified from AOCI into expense	[1]	0		0	(36)
Cash Flow Hedges | Commercial loans
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Pre-tax gain (loss) recognized in OCI		(340)		(102)	0
Pre-tax gain (loss) reclassified from AOCI into expense		(49)		0	0
Cash Flow Hedges | Deposits | Interest Expense
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Pre-tax gain (loss) reclassified from AOCI into expense		0	[1]	0	(2)
Cash Flow Hedges | Deposits | Other Expense
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Pre-tax gain (loss) reclassified from AOCI into expense	[1]			0	(12)
Cash Flow Hedges | Short-term Debt | Interest Expense
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Pre-tax gain (loss) reclassified from AOCI into expense		0	[1]	0	(12)
Cash Flow Hedges | Short-term Debt | Other Expense
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Pre-tax gain (loss) reclassified from AOCI into expense	[1]			0	(20)
Cash Flow Hedges | Long-term debt | Interest Expense
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Pre-tax gain (loss) reclassified from AOCI into expense		0	[1]	(12)	(22)
Cash Flow Hedges | Long-term debt | Other Expense
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Pre-tax gain (loss) reclassified from AOCI into expense	[1]			0	(4)
Fair value hedges | Net interest income
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Net income (expense) recognized		288		266	267
Fair value hedges | Long-term debt | Net interest income
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Amounts related to interest settlements		(192)		(64)	18
Recognized on derivatives		(136)		(840)	(136)
Recognized on hedged items		149		1,014	435
Net income (expense) recognized		(179)		110	317
Fair value hedges | Investment securities | Net interest income
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Amounts related to interest settlements		427		102	(48)
Recognized on derivatives		(651)		598	571
Recognized on hedged items		694		(541)	(568)
Net income (expense) recognized	[2]	470		159	(45)
Fair value hedges | Loans and leases | Net interest income
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Recognized on hedged items		$ (3)		$ (3)	$ (5)

[1]	Represents the accelerated amortization of amounts reclassified from AOCI, where management determined that the forecasted transaction is probable of not occurring.
[2]	Includes $44 million of income recognized for the year ended December 31, 2023, respectively, and $53 million for the year ended December 31, 2022, respectively, from securities with terminated hedges that were reclassified to HTM. The income recognized was offset by the amortization of the fair value mark.